Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
CIK	dei_EntityCentralIndexKey	0001547580
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2021
Prospectus Date	rr_ProspectusDate	Nov. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Victory Market Neutral Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBHAX
Victory Market Neutral Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBHCX
Victory Market Neutral Income Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBHIX
Victory Market Neutral Income Fund | Member Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBHMX
Victory US 500 Enhanced Volatility Wtd Index Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUHAX
Victory US 500 Enhanced Volatility Wtd Index Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUHCX
Victory US 500 Enhanced Volatility Wtd Index Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CUHIX